Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	400,000,000	400,000,000	100,000,000
Common stock, shares issued (in Shares)	84,797,846	83,513,442	71,552,402
Common stock, shares outstanding (in Shares)	84,797,846	83,513,442	71,552,402